Financial Commitments Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Commitments Operating Leases
Operating leases	€ 1,442	€ 1,459
Rental and operating lease expenses	€ 708	€ 532	€ 458
Lowest
Financial Commitments Operating Leases
Non-cancelable operating remaining lease term	1 year
Highest
Financial Commitments Operating Leases
Non-cancelable operating remaining lease term	50 years